UNAUDITED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 1,830,656	$ 1,091,289	$ 8,577,543	$ 8,120,280
Loss from operations	(1,830,656)	(1,091,289)	(8,577,543)	(8,120,280)
Other income (expense):
Interest earned (expense) on marketable securities held in Trust Account	1,963,928	23,262	4,262,222	19,527
Change in fair value of warrants	(261,227)	2,078,067	12,868,205	1,576,196
Net Income (loss)	$ (127,955)	$ 1,010,040	$ 8,735,542	$ (6,527,175)
Class A ordinary shares subject to possible redemption
Other income (expense):
Basic weighted average shares outstanding	14,951,315	24,300,287	24,300,287	19,827,082
Diluted weighted average shares outstanding	14,951,315	24,300,287	24,300,287	19,827,082
Basic net income (loss) per share	$ (0.01)	$ 0.03	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ (0.01)	$ 0.03	$ 0.25	$ (0.22)
Non-Redeemable Class A and Class B Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding	9,784,592	10,450,072	10,450,072	9,590,182
Diluted weighted average shares outstanding	9,784,592	10,450,072	10,450,072	9,590,182
Basic net income (loss) per share	$ (0.01)	$ 0.03	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ (0.01)	$ 0.03	$ 0.25	$ (0.22)